Basis of preparation (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Net current liabilities	$ 7,700,000	$ 7,000,000.0
Net current assets	1,713,882	2,115,618
Current liabilities	9,409,404	9,082,597
Working capital	1,900,000
Proceeds from issuance of private placement	$ 800,000	7,500,000
Ordinary shares unrestricted to issue up to	1,201,821
Exchange reserves	$ 3,422,799	$ 3,422,799
Currency risk [member]
IfrsStatementLineItems [Line Items]
Exchange reserves	$ 600,000